Segment reporting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
percent of entity's revenue	72.90%	74.00%
Major customers	13	10
Collection cleaning services [member]
Disclosure of operating segments [line items]
percent of entity's revenue	39.90%	41.70%
Customer One [member]
Disclosure of operating segments [line items]
percent of entity's revenue	12.10%	16.80%
Major customers	8	6
Customer One [member] | Landfills [member]
Disclosure of operating segments [line items]
percent of entity's revenue	38.20%	49.70%
Major customers	5	4
Customer Two [member]
Disclosure of operating segments [line items]
percent of entity's revenue	60.70%	63.20%
Customer Two [member] | Collection cleaning services [member]
Disclosure of operating segments [line items]
percent of entity's revenue	93.70%	91.60%
Major customers	8	6